Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000001297 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000001297 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000001297 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001297 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001297 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000001299 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000001299 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000001299 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001299 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001299 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000001300 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000001300 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000001300 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001300 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001300 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000081509 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000081509 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000081509 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081509 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081509 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000071350 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000071350 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000071350 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000071350 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000071350 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000023020 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000023020 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000023020 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023020 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000023020 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000188958 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000188958 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000188958 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000188958 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000188958 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000001314 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[1]
C000001314 [Member] | Royal Bank of Canada MSCI EAFE Index 142 71 02 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[1]
C000001314 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[1]
C000001314 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[1]
C000001314 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[1]
C000001314 [Member] | Canadian Imperial Bank of Commerce MSCI EAFE Index 132 75 01 21 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[1]
C000001314 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[1]
C000001314 [Member] | J P Morgan Structured Products B V MSCI EAFE Index 01 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[1]
C000001314 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[1]
C000001314 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[1]
C000001314 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001314 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000001314 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001314 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001314 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001314 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000001314 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001314 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000001314 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000001314 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000001314 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001314 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001314 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000001316 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[2]
C000001316 [Member] | Royal Bank of Canada MSCI EAFE Index 142 71 02 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[2]
C000001316 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[2]
C000001316 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[2]
C000001316 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[2]
C000001316 [Member] | Canadian Imperial Bank of Commerce MSCI EAFE Index 132 75 01 21 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[2]
C000001316 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[2]
C000001316 [Member] | J P Morgan Structured Products B V MSCI EAFE Index 01 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[2]
C000001316 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[2]
C000001316 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[2]
C000001316 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000001316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001316 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000001316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000001316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000001316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000001316 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001316 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001316 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000029641 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[3]
C000029641 [Member] | Royal Bank of Canada MSCI EAFE Index 142 71 02 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[3]
C000029641 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[3]
C000029641 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[3]
C000029641 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[3]
C000029641 [Member] | Canadian Imperial Bank of Commerce MSCI EAFE Index 132 75 01 21 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[3]
C000029641 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[3]
C000029641 [Member] | J P Morgan Structured Products B V MSCI EAFE Index 01 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[3]
C000029641 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[3]
C000029641 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[3]
C000029641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000029641 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000029641 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000029641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029641 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000029641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029641 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029641 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000029641 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000071353 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[4]
C000071353 [Member] | Royal Bank of Canada MSCI EAFE Index 142 71 02 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[4]
C000071353 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[4]
C000071353 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[4]
C000071353 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[4]
C000071353 [Member] | Canadian Imperial Bank of Commerce MSCI EAFE Index 132 75 01 21 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[4]
C000071353 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[4]
C000071353 [Member] | J P Morgan Structured Products B V MSCI EAFE Index 01 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[4]
C000071353 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[4]
C000071353 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[4]
C000071353 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071353 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000071353 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000071353 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000071353 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000071353 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000071353 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000071353 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000071353 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000071353 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000071353 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071353 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000071353 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000023023 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[5]
C000023023 [Member] | Royal Bank of Canada MSCI EAFE Index 142 71 02 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[5]
C000023023 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[5]
C000023023 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[5]
C000023023 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[5]
C000023023 [Member] | Canadian Imperial Bank of Commerce MSCI EAFE Index 132 75 01 21 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[5]
C000023023 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[5]
C000023023 [Member] | J P Morgan Structured Products B V MSCI EAFE Index 01 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[5]
C000023023 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[5]
C000023023 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[5]
C000023023 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023023 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000023023 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023023 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023023 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000023023 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000023023 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023023 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000023023 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023023 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023023 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023023 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023023 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000188959 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[6]
C000188959 [Member] | Royal Bank of Canada MSCI EAFE Index 142 71 02 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[6]
C000188959 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[6]
C000188959 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[6]
C000188959 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[6]
C000188959 [Member] | Canadian Imperial Bank of Commerce MSCI EAFE Index 132 75 01 21 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[6]
C000188959 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[6]
C000188959 [Member] | J P Morgan Structured Products B V MSCI EAFE Index 01 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[6]
C000188959 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[6]
C000188959 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[6]
C000188959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000188959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000188959 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000188959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000188959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000188959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000188959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000188959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000188959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000188959 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000188959 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188959 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000001325 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[7]
C000001325 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[7]
C000001325 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[7]
C000001325 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[7]
C000001325 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[7]
C000001325 [Member] | TMX Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[7]
C000001325 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[7]
C000001325 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[7]
C000001325 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[7]
C000001325 [Member] | Pegasystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[7]
C000001325 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001325 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000001325 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000001325 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000001325 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001325 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000001325 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000001325 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001325 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001325 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001327 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[8]
C000001327 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[8]
C000001327 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[8]
C000001327 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[8]
C000001327 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[8]
C000001327 [Member] | TMX Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[8]
C000001327 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[8]
C000001327 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[8]
C000001327 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[8]
C000001327 [Member] | Pegasystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[8]
C000001327 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001327 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000001327 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000001327 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000001327 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001327 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000001327 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000001327 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001327 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001327 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001328 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[9]
C000001328 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[9]
C000001328 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[9]
C000001328 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[9]
C000001328 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[9]
C000001328 [Member] | TMX Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[9]
C000001328 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[9]
C000001328 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[9]
C000001328 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[9]
C000001328 [Member] | Pegasystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[9]
C000001328 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001328 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000001328 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000001328 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000001328 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001328 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000001328 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000001328 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001328 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001328 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000071356 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[10]
C000071356 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[10]
C000071356 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[10]
C000071356 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[10]
C000071356 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[10]
C000071356 [Member] | TMX Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[10]
C000071356 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[10]
C000071356 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[10]
C000071356 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[10]
C000071356 [Member] | Pegasystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[10]
C000071356 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071356 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000071356 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000071356 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000071356 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071356 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000071356 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000071356 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000071356 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071356 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023026 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[11]
C000023026 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[11]
C000023026 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[11]
C000023026 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[11]
C000023026 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[11]
C000023026 [Member] | TMX Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[11]
C000023026 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[11]
C000023026 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[11]
C000023026 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[11]
C000023026 [Member] | Pegasystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[11]
C000023026 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023026 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000023026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000023026 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000023026 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023026 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000023026 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000023026 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023026 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023026 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023027 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[12]
C000023027 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[12]
C000023027 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[12]
C000023027 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[12]
C000023027 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[12]
C000023027 [Member] | TMX Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[12]
C000023027 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[12]
C000023027 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[12]
C000023027 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[12]
C000023027 [Member] | Pegasystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[12]
C000023027 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023027 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000023027 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000023027 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000023027 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023027 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000023027 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000023027 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023027 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023027 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120732 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[13]
C000120732 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[13]
C000120732 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[13]
C000120732 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[13]
C000120732 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[13]
C000120732 [Member] | TMX Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[13]
C000120732 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[13]
C000120732 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[13]
C000120732 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[13]
C000120732 [Member] | Pegasystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[13]
C000120732 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120732 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000120732 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000120732 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000120732 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000120732 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000120732 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000120732 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000120732 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120732 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029631 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029631 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000029631 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000029631 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029633 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029633 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000029633 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000029633 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029634 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029634 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000029634 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000029634 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000071357 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000071357 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000071357 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000071357 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029635 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029635 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000029635 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000029635 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000188961 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000188961 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000188961 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000188961 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000031004 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000031004 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000031004 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000031004 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000031004 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000031006 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000031006 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000031006 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000031006 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000031006 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000031007 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000031007 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000031007 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000031007 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000031007 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000096003 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000096003 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000096003 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000096003 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000096003 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000071360 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000071360 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000071360 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000071360 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000071360 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000031003 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000031003 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000031003 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000031003 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000031003 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000188963 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000188963 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000188963 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000188963 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000188963 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084572 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[14]
C000084572 [Member] | Bank of America Corp Series L Conv Pfd 7 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[14]
C000084572 [Member] | Boeing Co The Conv Pfd 6 00 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[14]
C000084572 [Member] | Coinbase Global Inc Conv 0 25 04 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[14]
C000084572 [Member] | Southern Co The Conv 4 50 06 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[14]
C000084572 [Member] | Rivian Automotive Inc Conv 4 63 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[14]
C000084572 [Member] | Uber Technologies Inc Series 2028 Conv 0 88 12 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[14]
C000084572 [Member] | Live Nation Entertainment Inc Conv 3 13 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[14]
C000084572 [Member] | Welltower OP LLC Conv 3 13 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[14]
C000084572 [Member] | Akamai Technologies Inc Conv 0 38 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[14]
C000084572 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000084572 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000084572 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084572 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000084572 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000084572 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000084572 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000084572 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000084572 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084572 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084574 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[15]
C000084574 [Member] | Bank of America Corp Series L Conv Pfd 7 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[15]
C000084574 [Member] | Boeing Co The Conv Pfd 6 00 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[15]
C000084574 [Member] | Coinbase Global Inc Conv 0 25 04 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[15]
C000084574 [Member] | Southern Co The Conv 4 50 06 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[15]
C000084574 [Member] | Rivian Automotive Inc Conv 4 63 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[15]
C000084574 [Member] | Uber Technologies Inc Series 2028 Conv 0 88 12 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[15]
C000084574 [Member] | Live Nation Entertainment Inc Conv 3 13 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[15]
C000084574 [Member] | Welltower OP LLC Conv 3 13 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[15]
C000084574 [Member] | Akamai Technologies Inc Conv 0 38 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[15]
C000084574 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000084574 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000084574 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084574 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000084574 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000084574 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000084574 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000084574 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000084574 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084574 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084575 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[16]
C000084575 [Member] | Bank of America Corp Series L Conv Pfd 7 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[16]
C000084575 [Member] | Boeing Co The Conv Pfd 6 00 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[16]
C000084575 [Member] | Coinbase Global Inc Conv 0 25 04 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[16]
C000084575 [Member] | Southern Co The Conv 4 50 06 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[16]
C000084575 [Member] | Rivian Automotive Inc Conv 4 63 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[16]
C000084575 [Member] | Uber Technologies Inc Series 2028 Conv 0 88 12 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[16]
C000084575 [Member] | Live Nation Entertainment Inc Conv 3 13 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[16]
C000084575 [Member] | Welltower OP LLC Conv 3 13 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[16]
C000084575 [Member] | Akamai Technologies Inc Conv 0 38 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[16]
C000084575 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000084575 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000084575 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084575 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000084575 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000084575 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000084575 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000084575 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000084575 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084575 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096004 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[17]
C000096004 [Member] | Bank of America Corp Series L Conv Pfd 7 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[17]
C000096004 [Member] | Boeing Co The Conv Pfd 6 00 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[17]
C000096004 [Member] | Coinbase Global Inc Conv 0 25 04 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[17]
C000096004 [Member] | Southern Co The Conv 4 50 06 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[17]
C000096004 [Member] | Rivian Automotive Inc Conv 4 63 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[17]
C000096004 [Member] | Uber Technologies Inc Series 2028 Conv 0 88 12 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[17]
C000096004 [Member] | Live Nation Entertainment Inc Conv 3 13 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[17]
C000096004 [Member] | Welltower OP LLC Conv 3 13 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[17]
C000096004 [Member] | Akamai Technologies Inc Conv 0 38 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[17]
C000096004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000096004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000096004 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000096004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000096004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000096004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000096004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000096004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000096004 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000096004 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120738 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[18]
C000120738 [Member] | Bank of America Corp Series L Conv Pfd 7 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[18]
C000120738 [Member] | Boeing Co The Conv Pfd 6 00 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[18]
C000120738 [Member] | Coinbase Global Inc Conv 0 25 04 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[18]
C000120738 [Member] | Southern Co The Conv 4 50 06 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[18]
C000120738 [Member] | Rivian Automotive Inc Conv 4 63 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[18]
C000120738 [Member] | Uber Technologies Inc Series 2028 Conv 0 88 12 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[18]
C000120738 [Member] | Live Nation Entertainment Inc Conv 3 13 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[18]
C000120738 [Member] | Welltower OP LLC Conv 3 13 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[18]
C000120738 [Member] | Akamai Technologies Inc Conv 0 38 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[18]
C000120738 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000120738 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000120738 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120738 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000120738 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000120738 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000120738 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000120738 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000120738 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120738 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084602 [Member] | Uniform Mortgage Backed Securities TBA 6 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[19]
C000084602 [Member] | Government National Mortgage Association TBA 5 50 06 20 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[19]
C000084602 [Member] | Government National Mortgage Association TBA 2 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[19]
C000084602 [Member] | Uniform Mortgage Backed Securities TBA 3 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[19]
C000084602 [Member] | Federal Home Loan Mortgage Corp 2 50 10 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[19]
C000084602 [Member] | Government National Mortgage Association TBA 3 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[19]
C000084602 [Member] | Government National Mortgage Association TBA 5 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[19]
C000084602 [Member] | Federal Home Loan Mortgage Corp 5 50 11 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000084602 [Member] | Federal Home Loan Mortgage Corp 2 00 05 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[19]
C000084602 [Member] | Federal Home Loan Mortgage Corp 2 50 04 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[19]
C000084602 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000084602 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000084602 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000084602 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000084602 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.20%
C000084602 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000084602 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000084604 [Member] | Uniform Mortgage Backed Securities TBA 6 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[20]
C000084604 [Member] | Government National Mortgage Association TBA 5 50 06 20 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[20]
C000084604 [Member] | Government National Mortgage Association TBA 2 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[20]
C000084604 [Member] | Uniform Mortgage Backed Securities TBA 3 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[20]
C000084604 [Member] | Federal Home Loan Mortgage Corp 2 50 10 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[20]
C000084604 [Member] | Government National Mortgage Association TBA 3 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[20]
C000084604 [Member] | Government National Mortgage Association TBA 5 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[20]
C000084604 [Member] | Federal Home Loan Mortgage Corp 5 50 11 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[20]
C000084604 [Member] | Federal Home Loan Mortgage Corp 2 00 05 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[20]
C000084604 [Member] | Federal Home Loan Mortgage Corp 2 50 04 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[20]
C000084604 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000084604 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000084604 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000084604 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000084604 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.20%
C000084604 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000084604 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000217950 [Member] | Uniform Mortgage Backed Securities TBA 6 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[21]
C000217950 [Member] | Government National Mortgage Association TBA 5 50 06 20 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[21]
C000217950 [Member] | Government National Mortgage Association TBA 2 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[21]
C000217950 [Member] | Uniform Mortgage Backed Securities TBA 3 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[21]
C000217950 [Member] | Federal Home Loan Mortgage Corp 2 50 10 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[21]
C000217950 [Member] | Government National Mortgage Association TBA 3 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[21]
C000217950 [Member] | Government National Mortgage Association TBA 5 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[21]
C000217950 [Member] | Federal Home Loan Mortgage Corp 5 50 11 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[21]
C000217950 [Member] | Federal Home Loan Mortgage Corp 2 00 05 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[21]
C000217950 [Member] | Federal Home Loan Mortgage Corp 2 50 04 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[21]
C000217950 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000217950 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000217950 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000217950 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000217950 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.20%
C000217950 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000217950 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000084605 [Member] | Uniform Mortgage Backed Securities TBA 6 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[22]
C000084605 [Member] | Government National Mortgage Association TBA 5 50 06 20 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[22]
C000084605 [Member] | Government National Mortgage Association TBA 2 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[22]
C000084605 [Member] | Uniform Mortgage Backed Securities TBA 3 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[22]
C000084605 [Member] | Federal Home Loan Mortgage Corp 2 50 10 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[22]
C000084605 [Member] | Government National Mortgage Association TBA 3 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[22]
C000084605 [Member] | Government National Mortgage Association TBA 5 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[22]
C000084605 [Member] | Federal Home Loan Mortgage Corp 5 50 11 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[22]
C000084605 [Member] | Federal Home Loan Mortgage Corp 2 00 05 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[22]
C000084605 [Member] | Federal Home Loan Mortgage Corp 2 50 04 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[22]
C000084605 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000084605 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000084605 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000084605 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000084605 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.20%
C000084605 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000084605 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000084606 [Member] | Uniform Mortgage Backed Securities TBA 6 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[23]
C000084606 [Member] | Government National Mortgage Association TBA 5 50 06 20 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[23]
C000084606 [Member] | Government National Mortgage Association TBA 2 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[23]
C000084606 [Member] | Uniform Mortgage Backed Securities TBA 3 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[23]
C000084606 [Member] | Federal Home Loan Mortgage Corp 2 50 10 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[23]
C000084606 [Member] | Government National Mortgage Association TBA 3 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[23]
C000084606 [Member] | Government National Mortgage Association TBA 5 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[23]
C000084606 [Member] | Federal Home Loan Mortgage Corp 5 50 11 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[23]
C000084606 [Member] | Federal Home Loan Mortgage Corp 2 00 05 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[23]
C000084606 [Member] | Federal Home Loan Mortgage Corp 2 50 04 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[23]
C000084606 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000084606 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000084606 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000084606 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000084606 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.20%
C000084606 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000084606 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000188964 [Member] | Uniform Mortgage Backed Securities TBA 6 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[24]
C000188964 [Member] | Government National Mortgage Association TBA 5 50 06 20 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[24]
C000188964 [Member] | Government National Mortgage Association TBA 2 50 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[24]
C000188964 [Member] | Uniform Mortgage Backed Securities TBA 3 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[24]
C000188964 [Member] | Federal Home Loan Mortgage Corp 2 50 10 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[24]
C000188964 [Member] | Government National Mortgage Association TBA 3 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[24]
C000188964 [Member] | Government National Mortgage Association TBA 5 00 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[24]
C000188964 [Member] | Federal Home Loan Mortgage Corp 5 50 11 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[24]
C000188964 [Member] | Federal Home Loan Mortgage Corp 2 00 05 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[24]
C000188964 [Member] | Federal Home Loan Mortgage Corp 2 50 04 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[24]
C000188964 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000188964 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000188964 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000188964 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000188964 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.20%
C000188964 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000188964 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000209304 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000209304 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000209304 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209304 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209304 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000209302 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000209302 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000209302 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209302 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209302 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000209300 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000209300 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000209300 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209300 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209300 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000209298 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000209298 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000209298 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209298 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209298 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000209296 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000209296 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000209296 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209296 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209296 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000209309 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000209309 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000209309 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209309 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209309 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000209317 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209317 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000209317 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209317 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209317 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000209316 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209316 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000209316 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209316 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209316 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000209315 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209315 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000209315 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209315 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209315 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000209314 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209314 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000209314 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209314 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209314 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000209313 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209313 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000209313 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209313 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209313 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000209311 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209311 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000209311 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209311 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209311 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000209323 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000209323 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209323 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209323 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209323 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209322 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000209322 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209322 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209322 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209322 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209321 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000209321 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209321 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209321 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209321 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209320 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000209320 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209320 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209320 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209320 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209319 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000209319 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209319 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209319 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209319 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209318 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000209318 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209318 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209318 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209318 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209329 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000209329 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000209329 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209329 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209329 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000209324 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000209324 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000209324 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209324 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209324 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000209328 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000209328 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000209328 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209328 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209328 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000216604 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000216604 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000216604 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216604 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000209327 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000209327 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000209327 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209327 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209327 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000209326 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000209326 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000209326 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209326 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209326 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000209325 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000209325 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000209325 [Member] | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209325 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209325 [Member] | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000209335 [Member] | Invesco International Small Mid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000209335 [Member] | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	25.06%
C000209335 [Member] | Invesco Oppenheimer International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.88%
C000209335 [Member] | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.96%
C000209330 [Member] | Invesco International Small Mid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000209330 [Member] | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	25.06%
C000209330 [Member] | Invesco Oppenheimer International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.88%
C000209330 [Member] | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.96%
C000209331 [Member] | Invesco International Small Mid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000209331 [Member] | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	25.06%
C000209331 [Member] | Invesco Oppenheimer International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.88%
C000209331 [Member] | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.96%
C000209332 [Member] | Invesco International Small Mid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000209332 [Member] | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	25.06%
C000209332 [Member] | Invesco Oppenheimer International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.88%
C000209332 [Member] | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.96%
C000209333 [Member] | Invesco International Small Mid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000209333 [Member] | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	25.06%
C000209333 [Member] | Invesco Oppenheimer International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.88%
C000209333 [Member] | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.96%
C000209334 [Member] | Invesco International Small Mid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000209334 [Member] | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	25.06%
C000209334 [Member] | Invesco Oppenheimer International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.88%
C000209334 [Member] | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.96%
C000209337 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[25]
C000209337 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[25]
C000209337 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[25]
C000209337 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[25]
C000209337 [Member] | ESAB Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[25]
C000209337 [Member] | ADMA Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[25]
C000209337 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[25]
C000209337 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[25]
C000209337 [Member] | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[25]
C000209337 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[25]
C000209337 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209337 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209337 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000209337 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209337 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209337 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209337 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000209337 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209337 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209337 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209337 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209341 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[26]
C000209341 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[26]
C000209341 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[26]
C000209341 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[26]
C000209341 [Member] | ESAB Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[26]
C000209341 [Member] | ADMA Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[26]
C000209341 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[26]
C000209341 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[26]
C000209341 [Member] | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[26]
C000209341 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[26]
C000209341 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209341 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209341 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000209341 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209341 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209341 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209341 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000209341 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209341 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209341 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209341 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209340 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[27]
C000209340 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[27]
C000209340 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[27]
C000209340 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[27]
C000209340 [Member] | ESAB Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[27]
C000209340 [Member] | ADMA Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[27]
C000209340 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[27]
C000209340 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[27]
C000209340 [Member] | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[27]
C000209340 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[27]
C000209340 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209340 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209340 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000209340 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209340 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209340 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209340 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000209340 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209340 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209340 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209340 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209339 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[28]
C000209339 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[28]
C000209339 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[28]
C000209339 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[28]
C000209339 [Member] | ESAB Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[28]
C000209339 [Member] | ADMA Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[28]
C000209339 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[28]
C000209339 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[28]
C000209339 [Member] | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[28]
C000209339 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[28]
C000209339 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209339 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209339 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000209339 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209339 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209339 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209339 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000209339 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209339 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209339 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209339 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209338 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[29]
C000209338 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[29]
C000209338 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[29]
C000209338 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[29]
C000209338 [Member] | ESAB Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[29]
C000209338 [Member] | ADMA Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[29]
C000209338 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[29]
C000209338 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[29]
C000209338 [Member] | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[29]
C000209338 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[29]
C000209338 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209338 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209338 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000209338 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209338 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209338 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209338 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000209338 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209338 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209338 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209338 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209336 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[30]
C000209336 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[30]
C000209336 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[30]
C000209336 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[30]
C000209336 [Member] | ESAB Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[30]
C000209336 [Member] | ADMA Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[30]
C000209336 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[30]
C000209336 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[30]
C000209336 [Member] | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[30]
C000209336 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[30]
C000209336 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000209336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000209336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209336 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209336 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209346 [Member] | Trade Desk Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[31]
C000209346 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[31]
C000209346 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[31]
C000209346 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[31]
C000209346 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[31]
C000209346 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[31]
C000209346 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[31]
C000209346 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[31]
C000209346 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[31]
C000209346 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[31]
C000209346 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209346 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000209346 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209346 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209346 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209346 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209346 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209346 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000209346 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209346 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209346 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209346 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209345 [Member] | Trade Desk Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[32]
C000209345 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[32]
C000209345 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[32]
C000209345 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[32]
C000209345 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[32]
C000209345 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[32]
C000209345 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[32]
C000209345 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[32]
C000209345 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[32]
C000209345 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[32]
C000209345 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209345 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000209345 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209345 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209345 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209345 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209345 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209345 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000209345 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209345 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209345 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209345 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209344 [Member] | Trade Desk Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[33]
C000209344 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[33]
C000209344 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[33]
C000209344 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[33]
C000209344 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[33]
C000209344 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[33]
C000209344 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[33]
C000209344 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[33]
C000209344 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[33]
C000209344 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[33]
C000209344 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209344 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000209344 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209344 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209344 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209344 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209344 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209344 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000209344 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209344 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209344 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209344 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209343 [Member] | Trade Desk Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[34]
C000209343 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[34]
C000209343 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[34]
C000209343 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[34]
C000209343 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[34]
C000209343 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[34]
C000209343 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[34]
C000209343 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[34]
C000209343 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[34]
C000209343 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[34]
C000209343 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209343 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000209343 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209343 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209343 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209343 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209343 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209343 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000209343 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209343 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209343 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209343 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209347 [Member] | Trade Desk Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[35]
C000209347 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[35]
C000209347 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[35]
C000209347 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[35]
C000209347 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[35]
C000209347 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[35]
C000209347 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[35]
C000209347 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[35]
C000209347 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[35]
C000209347 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[35]
C000209347 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209347 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000209347 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209347 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209347 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209347 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209347 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209347 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000209347 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209347 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209347 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209347 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209342 [Member] | Trade Desk Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[36]
C000209342 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[36]
C000209342 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[36]
C000209342 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[36]
C000209342 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[36]
C000209342 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[36]
C000209342 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[36]
C000209342 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[36]
C000209342 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[36]
C000209342 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[36]
C000209342 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209342 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000209342 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209342 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209342 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209342 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209342 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209342 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000209342 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000209342 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209342 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209342 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.